Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, Maturity

Year Ended December 31,	Minimum Rental Payments
(In Thousands)
2022	$5,334
2023	5,353
2024	5,351
2025	4,659
2026	4,552
Thereafter	49,604
Total	$74,853